Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2022	2023

	(in thousands)
Unsecured borrowings	$46,500	40,500
Less: current portion	(6,000)	(6,000)
Total	$40,500	34,500
Unused long-term credit lines	$83,500	139,500
Interest rate	5.48%	6.25%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

Schedule of reconciliation of borrowings to cash flows arising from financing activities

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$52,500	46,500
Change from financing activities:
Proceeds from borrowings	40,000	—
Repayments of borrowings	(46,000)	(6,000)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$46,500	40,500